S-K 1602(a)(4) Forepart, Adjusted NTBV	Sep. 30, 2025 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.04
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.39
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	3.61
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.36
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	4.64
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.5
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	6.5
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.81)
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	10.81
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.03
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.38
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	3.62
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	5.35
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	4.65
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	3.52
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	6.48
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.71)
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share)	$ 10.71